Significant accounting policies - Summary of reconciliation of our unaudited interim Consolidated Statement of Loss (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Condensed Income Statement [Line Items]
Change in fair value of warrant liabilities	€ 2,722		€ 3,936
Financial result	(3,138)	€ (1,727)	(2,112)	€ 973
Loss before taxes	(26,534)	(21,326)	(49,346)	(29,906)
Net loss	(26,534)	(21,326)	(49,346)	(29,906)
Attributable to:
Equity holders of the parent	(26,534)	(21,043)	(49,346)	(29,349)
Net Loss	€ (26,534)	€ (21,326)	€ (49,346)	€ (29,906)
Net loss per share—basic and diluted	€ (0.42)	€ (0.64)	€ (0.78)	€ (0.89)
Weighted average shares outstanding—basic and diluted	62,909,095	33,093,838	62,908,945	33,093,838
Previously stated [member]
Condensed Income Statement [Line Items]
Financial result	€ (416)		€ 1,824
Loss before taxes	(23,812)		(45,410)
Net loss	(23,812)		(45,410)
Attributable to:
Equity holders of the parent	(23,812)		(45,410)
Net Loss	€ (23,812)		€ (45,410)
Net loss per share—basic and diluted	€ (0.38)		€ (0.72)
Increase (decrease) due to corrections of prior period errors [member]
Condensed Income Statement [Line Items]
Change in fair value of warrant liabilities	€ (2,722)		€ (3,936)
Financial result	(2,722)		(3,936)
Loss before taxes	(2,722)		(3,936)
Net loss	(2,722)		(3,936)
Attributable to:
Equity holders of the parent	(2,722)		(3,936)
Net Loss	€ (2,722)		€ (3,936)
Net loss per share—basic and diluted	€ (0.04)		€ (0.06)